Restatement (Details) - Schedule of consolidated statement of comprehensive income	12 Months Ended
Dec. 31, 2021 USD ($)
As reported [Member]
Condensed Statement of Income Captions [Line Items]
Operating income	$ 2,922,778
Revaluation of warrant liabilities
Share issuance costs
Net income (loss) before income taxes	2,589,964
Net income (loss) for the year	289,345
Other comprehensive income (loss)
Items that will be reclassified to net income Foreign currency translation adjustment	(384,892)
Items that will not be reclassified to net income Revaluation of digital currencies, net of tax	1,724,123
Total comprehensive income (loss) for the year	1,628,576
Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Operating income
Revaluation of warrant liabilities	1,551,013
Share issuance costs	(4,973,051)
Net income (loss) before income taxes	(3,422,038)
Net income (loss) for the year	(3,422,038)
Other comprehensive income (loss)
Items that will be reclassified to net income Foreign currency translation adjustment	433,798
Items that will not be reclassified to net income Revaluation of digital currencies, net of tax
Total comprehensive income (loss) for the year	(2,988,240)
Restated [Member]
Condensed Statement of Income Captions [Line Items]
Operating income	2,922,778
Revaluation of warrant liabilities	1,551,013
Share issuance costs	(4,973,051)
Net income (loss) before income taxes	(832,074)
Net income (loss) for the year	(3,132,693)
Other comprehensive income (loss)
Items that will be reclassified to net income Foreign currency translation adjustment	48,906
Items that will not be reclassified to net income Revaluation of digital currencies, net of tax	1,724,123
Total comprehensive income (loss) for the year	$ (1,359,664)